STOCK-BASED COMPENSATION - Stock compensation activity (Details) - USD ($)		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Option Shares Outstanding
Outstanding at September 30, 2020		18,248,346
Awarded		7,375,000
Forfeited/Cancelled		(724,332)
Outstanding at September 30, 2021	18,248,346	24,899,014
Vested at September 30, 2021		18,814,908
Vested and expected to vest at December 31, 2020		24,899,014
Weighted Average Exercise Price
Outstanding at September 30, 2020		$ 0.36
Awarded		0.12
Forfeited/Cancelled		0.44
Outstanding at September 30, 2021	$ 0.36	0.29
Vested at December 31, 2020		0.35
Vested and expected to vest at December 31, 2020		$ 0.29
Weighted Average Remaining Contractual Term (years)
Outstanding at September 30, 2020	2 years 7 months 2 days
Outstanding at September 30, 2021		1 year 9 months 29 days
Vested at December 31, 2020		2 years 2 months 1 day
Vested and expected to vest at September 30, 2021		1 year 9 months 29 days
Aggregate Intrinsic Value
Outstanding at September 30, 2020		$ 79,330
Awarded		0
Forfeited/Cancelled		0
Outstanding at September 30, 2021	$ 79,330	140,151
Vested at December 31, 2020		17,122
Vested and expected to vest at December 31, 2020		$ 140,151